SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Balance Sheets Dates [Member]
Exchange Rates [Line Items]
Foreign Currency Exchange Rate, Translation	6.3638	6.1547	6.1439
Average For Period [Member]
Exchange Rates [Line Items]
Foreign Currency Exchange Rate, Translation	6.1648	6.1425	6.2363